Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Investments [Abstract]
Interest	1.00%
Private equity funds investments	¥ 653	¥ 1,499	¥ 172